Preferred Shares - Summary of Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 451,721	$ 248,640
Issuance, net of related costs		162,401
Accretion of issuance costs	8,498	7,751
Dividends accrued	16,156	23,578
Fair value adjustment of convertible feature		9,351
Converted to Share Premium from Merger	(476,375)
Balance at end of the year	0	451,721
Preference Shares
Balance at beginning of the year	401,430	221,927
Issuance, net of related costs		162,401
Accretion of issuance costs	8,498	7,751
Fair value adjustment of convertible feature		9,351
Converted to Share Premium from Merger	(409,928)
Balance at end of the year	0	401,430
Dividends
Balance at beginning of the year	50,291	26,713
Dividends accrued	16,156	23,578
Converted to Share Premium from Merger	(66,447)
Balance at end of the year	$ 0	$ 50,291